5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Exploration and Evaluation Assets and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Tables/Schedules
Schedule of Exploration and Evaluation Assets and Expenses

	Portugal		Kosovo		Others	Total
	Alvalade	Others	Slivovo	Others
Exploration and evaluation assets
Acquisition costs
As of January 1, 2022	$ 167,920	$ -	$ -	$ -	$ -	$ 167,920
As of December 31, 2022	$ 167,920	$ -	$ -	$ -	$ -	$ 167,920

Mineral exploration expenses for the year ended December 31, 2022
Concession fees and taxes	$ -	$ -	$ 8,666	$ -	$ -	$ 8,666
Geological salaries and consulting	23,066	-	24,548	-	-	47,614
Insurance	698	-	-	-	-	698
Office and administrative fees	108	-	1,005	-	-	1,113
Rent	-	-	7,396	-	-	7,396
Site costs	2	-	2,123	-	-	2,125
Travel	1,777	-	2,940	-	-	4,717
Reimbursements from optionee	(348,277)	-	(56,066)	-	-	(402,343)
	$ (322,626)	$ -	$ (7,388)	$ -	$ -	$ (330,014)
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ 374,757
Concession fees and taxes	361,864	693,608	20,505	206,975	4	1,282,956
Depreciation	17,178	98,722	-	-	-	115,900
Drilling	610,197	472,513	1,180,217	-	-	2,262,927
Geological salaries and consulting	6,560,881	6,317,147	144,349	720,879	12,359	13,755,615
Geology work	-	32,377	891,582	402,515	364,525	1,690,999
Insurance	25,320	52,112	14,604	15,007	-	107,043
Legal and accounting	1,020	1,244	58,158	13,958	-	74,380
Office and administrative fees	254,058	279,739	81,228	101,624	68,446	785,095
Rent	606,084	596,896	36,090	88,221	20,560	1,347,851
Report	-	-	24,232	-	-	24,232
Site costs	194,205	244,377	187,250	194,582	8,865	829,279
Travel	241,444	247,277	63,047	22,478	15,326	589,572
Trenching and road work	-	-	34,339	-	-	34,339
Reimbursements from optionee	(8,961,049)	(4,890,826)	(2,889,052)	(45,158)	-	(16,786,085)
	$ (88,798)	$ 4,145,186	$ 144,524	$ 1,787,017	$ 500,931	$ 6,488,860
	Portugal		Kosovo		Germany	Others
	Alvalade	Others	Slivovo	Others			Total
Exploration and evaluation assets
Acquisition costs
As of January 1, 2021	$ 167,920	$ -	$ -	$ -	$ -	$ -	$ 167,920
As of December 31, 2021	$ 167,920	$ -	$ -	$ -	$ -	$ -	$ 167,920

Mineral exploration expenses for the year ended December 31, 2021
Concession fees and taxes	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Geological salaries and consulting	22,203	-	-	-	-	-	22,203
Insurance	449	-	-	-	-	-	449
Legal and accounting	-	-	-	-	-	-	-
Office and administrative fees	-	-	-	-	-	-	-
Rent	-	-	-	-	-	-	-
Site costs	-	-	-	-	-	-	-
Travel	2,300	-	-	-	-	-	2,300
Reimbursements from optionee	(483,950)	-	-	-	-	-	(483,950)
	$ (458,998)	$ -	$ -	$ -	$ -	$ -	$ (458,998)
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ -	$ 374,757
Concession fees and taxes	361,864	693,608	11,839	206,975	4	-	1,274,290
Depreciation	17,178	98,722	-	-	-	-	115,900
Drilling	610,197	472,513	1,180,217	-	-	-	2,262,927
Geological salaries and consulting	6,537,815	6,317,147	119,801	720,879	12,359	-	13,708,001
Geology work	-	32,377	891,582	402,515	223,619	140,906	1,690,999
Insurance	24,622	52,112	14,604	15,007	-	-	106,345
Legal and accounting	1,020	1,244	58,158	13,958	-	-	74,380
Office and administrative fees	253,950	279,739	80,223	101,624	5,255	63,191	783,982
Rent	606,084	596,896	28,694	88,221	-	20,560	1,340,455
Report	-	-	24,232	-	-	-	24,232
Site costs	194,203	244,377	185,127	194,582	-	8,865	827,154
Travel	239,667	247,277	60,107	22,478	-	15,326	584,855
Trenching and road work	-	-	34,339	-	-	-	34,339
Reimbursements from optionee	(8,612,772)	(4,890,826)	(2,834,986)	(45,158)	-	-	(16,383,742)
	$ 233,828	$ 4,145,186	$ 151,912	$ 1,787,017	$ 252,083	$ 248,848	$ 6,818,874